Cover	3 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Period Start Date	Oct. 01, 2022
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40099
Entity Registrant Name	Gold Royalty Corp.
Entity Central Index Key	0001834026
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1030 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2Y3
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	143,913,069
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Common Shares Without Par Value [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	GROY
Security Exchange Name	NYSE
Warrants To Purchase Common Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Shares
Trading Symbol	GROY.WS
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1030 West Georgia Street
Entity Address, Address Line Two	Suite 1830
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2Y3
City Area Code	604
Local Phone Number	396-3066
Contact Personnel Name	Andrew Gubbels